SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTSAt the Annual General Meeting of shareholders held on April 13, 2022, the Company's shareholders approved a dividend of €0.28 per common share, equivalent to a total distribution of approximately €379 million ($413 million) and the payment occurred on May 4, 2022. The shareholders also replaced the authorization for the Board to repurchase up to a maximum of 10% of the Company's common shares issued as of the date of the AGM for a period of 18 months from April 13, 2022 and up to and including October 12, 2023.On April 29, 2022, CNH Industrial completed the sale of the Raven Engineered Films Division for a sale price of $350 million subject to customary closing adjustments. The assets and liabilities of the Raven Engineered Films Division were recorded as held for sale at March 31, 2022 and were recorded within Other assets and Other liabilities in the Condensed Consolidated Balance Sheets. After evaluation of closing adjustments, the Company does not expect to record a material gain/loss on the sale of the Raven Engineered Films Division.